BUSINESS SEGMENT INFORMATION - Reconciliation of Revenue from Segments to Consolidated (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Interest cost related to these loans		$ 65			$ 42				$ 171	$ 115	$ 160	$ 174	$ 136
Total revenues		1,083	$ 2,966	$ 2,874	2,806	$ 2,844	$ 5,840	$ 6,732	6,923	9,538	12,460	11,763	10,043
Adjustments related to:
Investment gains (losses)		(2,006)	$ (46)	$ (236)	(316)	$ (204)	$ (282)	$ 548	(2,288)	232	214	(1,848)	(1,404)
Investment expenses		13			12				51	41	72	79	139
Operating Segments | Individual Retirement
Segment Reporting Information [Line Items]
Total revenues		1,070			998				2,873	3,058	4,374	3,703	3,202
Operating Segments | Group Retirement
Segment Reporting Information [Line Items]
Total revenues		262			248				745	685	942	801	795
Operating Segments | Investment Management and Research
Segment Reporting Information [Line Items]
Total revenues		851			792				2,602	2,307	3,216	2,933	3,024
Operating Segments | Protection Solutions
Segment Reporting Information [Line Items]
Total revenues		774			798				2,378	2,330	3,057	3,129	2,977
Corporate and Other
Segment Reporting Information [Line Items]
Interest cost related to these loans		65			31				171	104	138	161	131
Total revenues		280			288				861	965	1,212	1,256	1,405
Adjustments related to:
Investment expenses											68	60	57
Adjustments
Adjustments related to:
Variable annuity product features		(2,125)			(326)				(2,539)	162	(214)	(2,132)	(1,455)
Gain (Loss) On Investments, Adjustments	$ (1,983)	(36)			(11)				44	(32)	191		(15)
Other adjustments to segment revenues		7			19				(41)	63	64	90	110
Investment gains (losses)											(191)	1,983	(15)
Intersegment Eliminations
Adjustments related to:
Investment expenses		13			49				15	46
Investment management and other fees
Adjustments related to:
Revenues		103			109				324	331
Investment management and other fees | Intersegment Eliminations
Adjustments related to:
Revenues		$ 25			$ 75				$ 22	$ 67	$ 96	$ 86	$ 84